SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Antidilutive securities					11,843,500
Cash, FDIC insured amount | $	$ 250,000		$ 250,000		$ 250,000			$ 250,000
NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Convertible debentures						4,762,376
Class of warrant or right, outstanding	18,573,116	10,000,000	18,573,116	10,000,000	18,573,116	18,506,429
Cash, FDIC insured amount | $	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Amortization | $						341,500
NATURALSHRIMP INCORPORATED [Member] | Patents [Member]
Property, Plant and Equipment [Line Items]
Amortization | $	97,500	$ 97,500	195,000	$ 146,500
Accumulated amortization | $	536,000		536,000		536,000	341,500
NATURALSHRIMP INCORPORATED [Member] | License Right [Member]
Property, Plant and Equipment [Line Items]
Amortization | $	270,000		540,000
Accumulated amortization | $	$ 1,080,000		$ 1,080,000		$ 1,080,000	$ 540.000
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.0405		0.0405		0.0405	0.0228
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input						0.0242
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.0406		0.0406		0.0406
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	0.0425		0.0425		0.0425
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	1.0446		1.0446		1.0446	1.0947
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	1.246		1.246		1.246	1.859
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input	1.748		1.748		1.748	2.059
NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Expected Term [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term						1 year 9 months
Series A Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			5,000,000			5,000,000	5,000,000
Convertible debentures			751,323,000			674,832,000	560,745,000
Series E Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			1,500			2,840
Convertible debentures			5,143,000	9,842,000		9,737,000
Fixed conversion price | $ / shares	$ 0.35		$ 0.35		$ 0.35	$ 0.35
Class of warrant or right, outstanding	750,000		750,000		750,000
Series E Convertible Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Holder [Member]
Property, Plant and Equipment [Line Items]
Convertible debentures			2,656,000
Debt conversion, converted instrument, rate			90.00%
Series F Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities			170			750,000
Convertible debentures			180,333,000
Series F Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Holder [Member]
Property, Plant and Equipment [Line Items]
Convertible debentures			259,759,000			98,779,000
Debt conversion, converted instrument, rate			90.00%			90.00%
Series F Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Options [Member]
Property, Plant and Equipment [Line Items]
Convertible debentures						162,080,000
Series F Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Convertible Debt Securities [Member]
Property, Plant and Equipment [Line Items]
Debt conversion, converted instrument, shares issued | $			$ 18,768,000			$ 18,768,000
Series B Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities						607
Convertible debentures						1,202,000
Series D Preferred Stock [Member] | NATURALSHRIMP INCORPORATED [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities						6,050
Convertible debentures						60,050,000
Common Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Share Price [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares	0.15		0.15		0.15	0.225
Common Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Share Price [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares	0.15		0.15		0.15	0.225
Common Stock [Member] | NATURALSHRIMP INCORPORATED [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input | $ / shares	0.0657		0.0657		0.0657	0.19